UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Small Companies Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

ANNUAL REPORT

October 31, 2021

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedules of Investments	15
Statements of Assets and Liabilities	37
Statements of Operations	41
Statements of Changes in Net Assets	43
Financial Highlights	48
Notes to Financial Statements	58
Report of Independent Registered Public Accounting Firm	77
Supplemental Information	78
Expense Examples	82

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

2021 ANNUAL REPORT
Euro Pacific Asset Management, LLC	October 31, 2021

Dear Shareholder,

We are pleased to present the Annual Report for the EuroPac International Value Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac Gold Fund and EP Emerging Markets Small Companies Fund with respect to the period November 1, 2020 through October 31, 2021.

Entering 2021 we expected U.S. growth and inflation to be erratic but trending higher with the latter poised to surprise to the upside. In our “2021 Outlook” (1/11/2021), we wrote:

Growth/inflation data may disappoint in 1Q21 (delayed fiscal relief), but snapback in 2Q20 (vaccine distribution). With liquidity ample, we believe the USD has asymmetric downside risk from unexpected data. Positive surprises may see short-covering, but negative surprises will incite more aggressive policy action. Further, we expect surprises to skew toward inflation outpacing growth. Theme #3 Stagflation Risks Rising.

At the start of the year, the Federal Open Market Committee projected 2021 Real Gross Domestic Product of 4.2% yy & core-Personal Consumption Expenditures of 1.8% yy. Throughout the year, these projections trended higher, and the most recent FOMC projections (September meeting) now show Real Gross Domestic Product of 5.9% yy & core-Personal Consumption Expenditures of 3.7% yy. We note that although the current Federal Open Market Committee forecast for Gross Domestic Product (growth) is higher from the start of 2021, it was actually reduced from the June to September meeting (from 7.0% to 5.9%) while the projection for core-Personal Consumption Expenditures was increased (from 3.0% to 3.7%).

As our forecast played out, our portfolios benefited from bullish positioning in cyclically sensitive sectors and regions. For example, in the twelve-month period ending 10/31/2021, the total return for the MSCI x-US Index was 30% while the MSCI x-US Energy Index returned 75% and MSCI Norway Index returned 55%.

Heading into 2022, we expect U.S. growth and inflation data to remain volatile as 1) unprecedented fiscal support fades, 2) consumer spending rebalances from high-ticket goods to low-ticket services, 3) global supply-chains, production & inventories normalize. At the beginning of 2022, we believe tighter monetary (& fiscal) policy may support the US Dollar but expect this upward pressure to wane as the year progresses.

Regardless of potential near-term volatility, our long-term view remains intact. We believe the U.S. has begun a new multi-year leveraging phase, and trends that dominated the past decade are set to reverse. In coming years, we expect elevated inflation, a weaker US Dollar, rising commodities & outperformance of Foreign (vs US), EM (vs DM) & Value (vs Growth).

The Euro Pacific family of funds are all international products designed to provide our U.S. investors additional diversification outside of the U.S. Dollar. After facing the challenge of a strong U.S. Dollar over the past few years, we believe this trend has reversed and has shifted into our favor. We remain focused on providing our shareholders the advantage of the distinct diversification that the Euro Pacific Funds offer.

Overview of the Results of the Funds

EuroPac International Dividend Income Fund

The EuroPac International Dividend Income Fund attempts to maximize expected dividend income outside of the United States, using a top-down analysis to select the best currencies and sectors, and a bottom-up analysis to select the securities with the most potential to pay out high and sustainable dividends that grow. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

1
Euro Pacific Asset Management, LLC		October 31, 2021

In fiscal year 2021, the EuroPac International Dividend Income Fund A-share returned 21.81% without the maximum sales load, and 16.31% with the maximum sales load while the I-share returned 22.07%, which compares unfavorably to the S&P International Dividend Opportunities Index at 24.71%. The Fund underperformed largely due to its exposure to gold mining stocks. Gold miners suffered negative performance in the period after a surge into the fall of 2020 on massive fiscal stimulus measures. As the COVID-crisis drags out, we remain overweight materials as supply is constrained from a lack of investment, and demand returns to pre-COVID levels. Energy has been at the leading edge of this commodities resurgence story, and is a poster child for what happens when supply of an inelastic product is curtailed, coupled with a surge in demand; subsequent price shocks for power in Europe are benefitted energy companies in those markets of which we have significant exposure.

EuroPac International Bond Fund

The EuroPac International Bond Fund attempts to provide income over a long-term investment horizon by selectively choosing foreign bonds of issuers in Europe and the Pacific Rim with exposure to a balanced basket of currencies that the Fund believes have the greatest potential for long-term appreciation versus the US Dollar. The EuroPac International Bond Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries and currencies to invest and a bottom-up approach to select undervalued government and corporate bonds.

In fiscal year 2021, the International Bond Fund A-share returned 1.79% without the maximum sales load, and -2.78% with the maximum sales load, while the I-share returned 2.11%, which compared favorably to the JP Morgan Government Bond Index Global ex-US Unhedged Index at -4.41%. The fund outperformed its benchmark as the Yen and Euro sold off significantly in the period; the fund has no exposure to the Yen, which in times of surging equity markets tends to weaken. Local currency Emerging Market bonds attributed to the outperformance as they remain the only place to find attractive yields in a 0-rate environment for most Developed Markets. Going forward, as Emerging Market economies have lagged in the recovery, their currencies should strengthen as higher growth rates and interest rates attract more capital. Additionally, we’ve enhanced the yield of the fund with European credit, where spreads were attractive. The West, like Japan, appears to be stuck in a debt trap, wherein government debt begets more debt, and ultimately becomes a drag on economic growth, thus weighing on their currencies.

EuroPac International Value Fund

The EuroPac International Value Fund attempts to generate income and capital appreciation over a long-term investment horizon by selectively choosing undervalued foreign companies, primarily located within Europe and the Pacific Rim, and with minimal exposure to the US Dollar. The EuroPac International Value Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries to invest and a bottom-up approach to select high-quality, undervalued companies. The Fund will also tend to be overweight commodities versus financials, given an outlook for a weaker US Dollar. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2021, the International Value Fund A-share returned 18.64% without the maximum sales load, and 13.24% with the maximum sales load while the I-share returned 18.89%, which compares unfavorably to the Morgan Stanley Capital International All Country World Ex USA Value Index return of 37.09%.  In 2021, the fund underperformed due to a high industry allocation to Mining stocks. The large overweight in Gold mining stocks was a detriment to performance as our gold mining stocks fell after having outstanding performance in Fiscal Year 2020. This was dampened by very sizable gains in energy, autos, health care, and chemicals stocks.

EP Emerging Markets Small Companies Fund

The EP Emerging Markets Small Companies Fund seeks to invest at least 80% of its net assets in equity securities of small capitalization companies. The Sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. The Sub-advisor will focus the Fund’s investments on what the Sub-advisor believes are financially sound, stable but growing, small cap companies. The Sub-advisor uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process is driven by bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the Sub-advisor considers factors including, but not limited to, financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

2
Euro Pacific Asset Management, LLC		October 31, 2021

In fiscal year 2021, the EP Emerging Markets Small Companies Fund A-share returned 29.87% without the maximum sales load, and 24.05% with the maximum sales load while the I-share returned 30.21%, which compares unfavorably to the Morgan Stanley Capital International Emerging Markets Small Cap Index’s 44.29%.  Underperformance was mostly driven by unfavorable stock selection and to a lesser extent country and sector allocation.  The strategy’s Chinese health care and consumer holdings and our limited materials exposure were meaningful detractors to relative performance while financials and information technology were positive contributors.Taiwan and Russia were top country contributors while China and India were the top country detractors.

EuroPac Gold Fund

The EuroPac Gold Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim. The Fund's sub-advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold or that provide services to the gold industry.

In fiscal year 2021, the EuroPac Gold Fund A-share returned -14.60% with the maximum sales load, and -10.56% without the maximum sales load while the I-share returned -10.39%. The NYSE Arca Gold Miners Index returned -16.02% for the same period, while the Philadelphia Gold & Silver Index returned -6.19%.  The Fund outperformed the Arca index with its large Royalty & Streaming positions that generated positive performance in the period compared to the miners that suffered negative performance. Having been underweight the US miners, and overweight Canadian and foreign stocks also contributed to the outperformance over the period.

We would like to extend our sincere thanks for investing with Euro Pacific Funds. We welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

Jim Nelson, CFA

Portfolio Manager

Euro Pacific Asset Management, LLC

Past performance is not a guarantee of future results. One cannot invest directly in an Index.

The views in this letter were as of December 8, 2021 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund's investment methodology and do not constitute investment advice.

Foreign investments present additional risk due to economic and political factors, government regulations, differences in accounting standards and other factors. In addition, the value of securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar, or in the case of hedging positions that the U.S. dollar will decline relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time due to controls or political developments and may result in reduced returns.

3
Euro Pacific Asset Management, LLC		October 31, 2021

Investments in emerging markets involve even greater risks. The Funds will be more susceptible to the economic, market, political, regulatory, local risks and potential natural disasters of the European and Pacific Rim regions than a fund that is more geographically diversified. The economies of Latin American countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities. Investments closely tied to the Latin American region are generally characterized by high interest, inflation, and unemployment rates and may be more volatile. Small, and mid cap stocks are subject to substantial risks such as market, business, size, volatility, management experience, product diversification, financial resource, competitive strength, liquidity, and unpredictably. Diversification does not assure a profit or protect against a loss in a declining market. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund may be susceptible to government regulation, impacting hard asset sectors (such as the Precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices. To the extent the Funds use futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater then, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value. The Funds may be subject to greater risks than a fund whose portfolio has exposure to a broader range of sectors.

Definitions:

•	The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries excluding the United States. With 931 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

•	The MSCI ACWI ex USA Energy Index includes large and mid cap securities across 22 of 23 Developed Markets countries and 27 Emerging Markets vountries. All securities in the index are classified in the Energy as per the Global Industry Classification Standard.

•	The MSCI Norway Index is designed to measure the performance of the large and mid cap segments of the Norwegian market. With 11 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in Norway.

•	The NYSE Arca Gold Miners Index is a rules-based index designed to measure the performance of highly capitalized companies in the Gold Mining industry.

4
Euro Pacific Asset Management, LLC		October 31, 2021

EuroPac International Value Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund) with a similar investment in the MSCI AC World Ex USA Value Index during the periods shown. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI AC World Ex USA Value Index provides a broad measure of stock performance throughout the world, with the exception of U.S. based companies. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2021	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A¹	18.64%	6.32%	1.61%
Class I²	18.89%	6.62%	1.86%
After deducting maximum sales charge
Class A¹	13.24%	5.33%	1.14%
MSCI AC World Ex USA Value Index	37.09%	6.66%	4.68%

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

5

EuroPac International Value Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited) – Continued

Gross and net expense ratios for Class A shares were 1.81% and 1.75%, respectively, and for Class I shares were 1.56% and 1.50%, respectively, which were the amounts stated in the current prospectus dated March 1, 2021. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

6

EuroPac International Bond Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund) with a similar investment in the JP Morgan GBI Global ex-US FX NY Index Unhedged in USD during the periods shown. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The JP Morgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2021	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A¹	1.79%	1.91%	-0.46%
Class I²	2.11%	2.14%	-0.22%
After deducting maximum sales charge
Class A¹	-2.78%	0.97%	-0.92%
JP Morgan GBI Global ex-US FX NY Index Unhedged in USD	-4.41%	1.50%	0.30%

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

7

EuroPac International Bond Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited) - Continued

Gross and net expense ratios for Class A shares were 1.46% and 1.15%, respectively, and for Class I shares were 1.21% and 0.90%, respectively, which were the amounts stated in the current prospectus dated March 1, 2021. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.15% and 0.90% of the average daily nets assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

8

EuroPac International Dividend Income Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

The Fund commenced operations on January 10, 2014, after the conversion of a limited liability company account, Spongebob Ventures II LLC, which commenced operations February 28, 2010 (the “Predecessor Account”), into Class I shares of the Fund. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account.

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund) with a similar investment in the S&P International Dividend Opportunities Index during the periods shown. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The S&P International Dividend Opportunities Index serves as a benchmark for global income seeking investors. The index seeks to provide exposure to 100 high yielding common stocks from around the world while meeting diversification, stability and tradability requirements. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2021	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A¹	21.81%	5.24%	2.94%
Class I²	22.07%	5.52%	3.20%
After deducting maximum sales charge
Class A¹	16.31%	4.28%	2.47%
S&P International Dividend Opportunities Index	24.71%	6.39%	3.01%

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance table above includes the information for the Predecessor Account prior to January 10, 2014.

9

EuroPac International Dividend Income Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited) – Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.67% and 1.52%, respectively, and for Class I shares were 1.42% and 1.27%, respectively, which were the amounts stated in the current prospectus dated March 1, 2021. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 1.50% and 1.25% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

10

EP Emerging Markets Small Companies Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund) with a similar investment in the Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index during the periods shown. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Small Cap Index is a free float adjusted market capitalization index that is designed to measure equity market performance of small companies from emerging markets. It offers an exhaustive representation of this size segment by targeting companies that are in the Investable Market Index but not in the Standard Index in the MSCI Emerging Markets Index.

This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2021	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A¹	29.87%	9.54%	8.95%
Class I²	30.21%	9.81%	9.23%
After deducting maximum sales charge
Class A¹	24.05%	8.53%	8.45%
MSCI Emerging Markets Small Cap Index	44.29%	10.12%	6.23%

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.
11

EP Emerging Markets Small Companies Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.00% and 1.75%, respectively, and for Class I shares were 1.75% and 1.50%, respectively, which were the amounts stated in the current prospectus dated March 1, 2021. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such wavers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

12

EuroPac Gold Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Philadelphia Gold & Silver Index. Results include the reinvestment of all dividends and capital gains.

The Philadelphia Gold & Silver Index is designed to track the performance of a set of companies involved in the gold or silver mining industry. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2021	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	-10.56%	6.29%	4.90%	07/19/13
Class I²	-10.39%	6.46%	5.00%	11/20/18
After deducting maximum sales charge
Class A¹	-14.60%	5.32%	4.32%	07/19/13
Philadelphia Gold & Silver Index	-6.19%	9.35%	4.89%	07/19/13

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Expense ratio for Class A shares was 1.46% and for Class I shares was 1.21%, which were the amounts stated in the current prospectus dated March 1, 2021. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report.

13

EuroPac Gold Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

14

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS — 92.2%
	AUSTRALIA — 4.1%
120,000	Newcrest Mining Ltd.	$2,246,728
805,000	Telstra Corp. Ltd.	2,313,149
		4,559,877
	BRAZIL — 4.0%
750,656	Ambev S.A. - ADR	2,221,942
627,000	Banco Bradesco S.A. - ADR	2,194,500
		4,416,442
	CANADA — 18.9%
69,500	Bank of Nova Scotia	4,556,585
225,800	Barrick Gold Corp.	4,147,946
509,900	Kinross Gold Corp.	3,064,499
69,400	Nutrien Ltd.	4,851,754
1,066,708	Yamana Gold, Inc.	4,213,497
		20,834,281
	CHILE — 2.7%
174,402	Cia Cervecerias Unidas S.A. - ADR	2,949,138

	DENMARK — 3.4%
34,550	Novo Nordisk A/S - ADR	3,804,991

	FRANCE — 6.3%
51,100	Societe BIC S.A.	2,968,183
41,000	Sodexo S.A. *	3,981,043
		6,949,226
	GERMANY — 7.2%
20,000	BASF S.E.	1,439,833
56,000	Bayer A.G.	3,150,526
34,000	Daimler A.G.	3,369,738
		7,960,097
	JAPAN — 2.1%
50,000	Asahi Group Holdings Ltd.	2,262,338

	NETHERLANDS — 4.6%
22,000	Aalberts N.V.	1,216,854
166,332	Royal Dutch Shell PLC - A Shares	3,839,229
		5,056,083
	NEW ZEALAND — 0.0%
30,492	SKY Network Television Ltd. *	41,515
15

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY — 2.9%
124,870	Equinor A.S.A.	$3,159,479

	SINGAPORE — 1.4%
842,700	Singapore Telecommunications Ltd.	1,562,291

	SPAIN — 1.4%
357,000	Telefonica S.A.	1,553,493

	SWEDEN — 3.1%
32,000	Alfa Laval A.B.	1,370,098
295,100	Betsson A.B.	2,054,841
		3,424,939
	SWITZERLAND — 2.0%
26,780	Novartis A.G. - ADR	2,216,313

	UNITED KINGDOM — 19.4%
158,000	BP PLC - ADR	4,548,820
151,814	British American Tobacco PLC - ADR	5,301,345
6,200	Diageo PLC - ADR	1,237,954
69,700	GlaxoSmithKline PLC - ADR	2,950,401
27,000	Reckitt Benckiser Group PLC	2,189,339
58,003	Unilever PLC - ADR	3,107,801
1,423,470	Vodafone Group PLC	2,104,717
		21,440,377
	UNITED STATES — 8.7%
119,186	Newmont Corp.	6,436,044
33,645	Philip Morris International, Inc.	3,180,798
		9,616,842
	TOTAL COMMON STOCKS
	(Cost $87,454,965)	101,807,722

16

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 7.7%
$8,436,591	UMB Bank demand deposit, 0.010% [1]	$8,436,591
	Total Short-Term Investments
	(Cost $8,436,591)	8,436,591

	TOTAL INVESTMENTS — 99.9%
	(Cost $95,891,556)	110,244,313

	Other Assets in Excess of Liabilities — 0.1%	125,505
	TOTAL NET ASSETS — 100.0%	$110,369,818

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

17

EuroPac International Value Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	34.0%
Basic Materials	23.9%
Energy	10.5%
Consumer, Cyclical	8.5%
Communications	6.9%
Financial	6.1%
Industrial	2.3%
Total Common Stocks	92.2%
Short-Term Investments	7.7%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

18

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$1,987
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	1,987

Principal Amount[1]
	FIXED INCOME SECURITIES — 91.9%
	ARGENTINA — 1.2%
33,500,000	Argentina Treasury Bond BONCER 1.400%, 3/25/2023	588,395

	AUSTRALIA — 7.9%
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[2,3]	1,332,942
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	1,323,398
1,500,000	Queensland Treasury Corp. 5.750%, 7/22/2024	1,262,680
		3,919,020
	BRAZIL — 4.2%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	803,483
7,200,000	10.250%, 1/10/2028	1,256,651
		2,060,134
	CANADA — 10.8%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,237,750
1,500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	1,183,482
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,671,731
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,236,084
18,750	Sanjel Corp. 0.000% [5,6]	—
		5,329,047
	CHILE — 2.7%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	443,523
19

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	CHILE (Continued)
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	$875,839
		1,319,362
	COLOMBIA — 0.7%
1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	351,529

	GERMANY — 3.4%
14,000,000	Kreditanstalt fuer Wiederaufbau 2.230% (NIBOR 3 Month + 150 basis points), 1/25/20227	1,663,768

	LUXEMBOURG — 4.4%
	European Investment Bank
18,090,000,000	7.400%, 1/24/2022	1,286,545
18,000,000	6.500%, 7/7/2027	869,924
		2,156,469
	MALTA — 1.5%
6,000,000	Gaming Innovation Group PLC 8.500% (STIBOR 3 Month + 850 basis points), 6/11/20242,4,7	721,540

	MEXICO — 9.3%
25,400,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	1,229,842
	Mexican Bonos
35,000,000	6.750%, 3/9/2023	1,706,564
15,000,000	5.750%, 3/5/2026	688,556
21,000,000	Petroleos Mexicanos 7.190%, 9/12/2024	975,307
		4,600,269
	NEW ZEALAND — 2.4%
1,000,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	982,591
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	186,026
		1,168,617
	NORWAY — 2.5%
5,000,000	City of Oslo Norway 1.320%, 2/16/2028	563,294
20

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
5,500,000	Lime Petroleum A.S. 8.880% (NIBOR 3 Month + 825 basis points), 1/9/2024[2,7]	$675,984
		1,239,278
	PERU — 2.8%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,401,126

	PHILIPPINES — 2.1%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,011,301

	SINGAPORE — 7.6%
	Housing & Development Board
1,000,000	2.420%, 7/24/2023	761,483
1,000,000	2.320%, 1/24/2028	764,334
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,8]	751,496
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,490,401
		3,767,714
	SOUTH KOREA — 4.7%
	Export-Import Bank of Korea
60,000,000	6.750%, 8/9/2022	809,579
20,500,000,000	7.250%, 12/7/2024	1,528,945
		2,338,524
	SWEDEN — 3.2%
10,000,000	Betsson A.B. 3.987% (STIBOR 3 Month + 400 basis points), 9/26/2022[2,7]	1,184,991
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[2,3]	416,898
		1,601,889
	UNITED KINGDOM — 5.9%
1,000,000	BP Capital Markets PLC 3.250% [2,3,6]	1,232,073
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	413,636
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[2,3]	1,290,316
		2,936,025

21

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES — 14.6%
1,000,000	Barrick North America Finance LLC 5.750%, 5/1/2043	$1,381,870
34,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	2,505,333
75,000,000	International Bank for Reconstruction & Development 6.000%, 1/16/2025	1,021,348
	International Finance Corp.
56,000,000	5.850%, 11/25/2022	753,384
8,000,000,000	8.000%, 10/9/2023	598,553
20,000,000	7.000%, 7/20/2027	944,045
		7,204,533
	TOTAL FIXED INCOME SECURITIES
	(Cost $48,241,425)	45,378,540
	SHORT-TERM INVESTMENTS — 5.2%
$2,562,153	UMB Bank demand deposit, 0.010% [9]	2,562,153
	Total Short-Term Investments
	(Cost $2,562,153)	2,562,153
	TOTAL INVESTMENTS — 97.1%
	(Cost $52,388,808)	47,942,680
	Other Assets in Excess of Liabilities — 2.9%	1,435,634
	TOTAL NET ASSETS — 100.0%	$49,378,314

LLC – Limited Liability Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Local currency.
[2]	Callable.
[3]	Variable rate security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,044,938, which represents 4.14% of Net Assets.
[5]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[6]	Perpetual security. Maturity date is not applicable.
[7]	Floating rate security.
[8]	Step rate security.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

22

EuroPac International Bond Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	53.2%
Communications	8.3%
Energy	8.3%
Basic Materials	8.2%
Financial	7.7%
Consumer, Cyclical	3.9%
Diversified	1.5%
Industrial	0.8%
Total Fixed Income Securities	91.9%
Short-Term Investments	5.2%
Total Investments	97.1%
Other Assets in Excess of Liabilities	2.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

23

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS — 93.8%
	AUSTRALIA — 1.9%
630,000	Telstra Corp. Ltd.	$1,810,290

	BRAZIL — 3.5%
700,000	Ambev S.A. - ADR	2,072,000
352,000	Banco Bradesco S.A. - ADR	1,232,000
		3,304,000
	CANADA — 20.6%
220,000	Alamos Gold, Inc. - Class A	1,636,800
30,000	Bank of Nova Scotia	1,966,871
151,000	Barrick Gold Corp.	2,773,870
35,000	BCE, Inc.	1,801,754
60,000	Canadian Utilities Ltd. - Class A	1,738,041
220,000	Equinox Gold Corp. *	1,634,600
91,047	Freehold Royalties Ltd.	870,302
500,000	IAMGOLD Corp. *	1,385,000
28,000	Nutrien Ltd.	1,957,480
50,000	Power Corp. of Canada	1,665,320
526,000	Yamana Gold, Inc.	2,077,700
		19,507,738
	CHILE — 1.6%
89,979	Cia Cervecerias Unidas S.A. - ADR	1,521,545

	DENMARK — 2.0%
17,100	Novo Nordisk A/S - ADR	1,883,223

	FRANCE — 9.8%
40,000	Bouygues S.A.	1,618,310
18,700	Danone S.A.	1,218,062
186,000	Engie S.A.	2,643,690
30,000	Societe BIC S.A.	1,742,573
40,000	TotalEnergies S.E. - ADR	2,004,400
		9,227,035
	GERMANY — 7.2%
19,000	BASF S.E.	1,367,842
45,000	Bayer A.G.	2,531,673
29,141	Daimler A.G.	2,888,162
		6,787,677
	NETHERLANDS — 3.4%
70,000	Royal Dutch Shell PLC - Class A - ADR	3,214,400
24

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	NEW ZEALAND — 1.7%
1,849,000	Kiwi Property Group Ltd.	$1,550,218
42,492	SKY Network Television Ltd. *	57,854
		1,608,072
	NORWAY — 6.7%
100,000	Equinor A.S.A. - ADR	2,543,000
260,000	Norsk Hydro A.S.A.	1,904,473
122,900	Telenor A.S.A.	1,939,975
		6,387,448
	SINGAPORE — 6.0%
50,000	DBS Group Holdings Ltd.	1,169,077
350,000	Singapore Technologies Engineering Ltd.	994,067
1,200,000	Singapore Telecommunications Ltd.	2,224,694
2,709,861	Starhill Global REIT - REIT	1,296,152
		5,683,990
	SOUTH KOREA — 1.8%
57,553	SK Telecom Co., Ltd. - ADR *	1,669,037

	SPAIN — 3.5%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	1,401,457
435,000	Telefonica S.A.	1,892,911
		3,294,368
	SWEDEN — 3.8%
261,000	Betsson A.B.	1,817,396
45,000	Lundin Energy A.B.	1,777,364
		3,594,760
	SWITZERLAND — 1.0%
11,696	Novartis A.G. - ADR	967,961

	UNITED KINGDOM — 12.2%
110,000	BP PLC - ADR	3,166,900
67,800	British American Tobacco PLC - ADR	2,367,576
36,240	GlaxoSmithKline PLC - ADR	1,534,039
300,000	John Wood Group PLC *	876,557
20,650	Unilever PLC - ADR	1,106,427
1,700,000	Vodafone Group PLC	2,513,590
		11,565,089
	UNITED STATES — 7.1%
70,000	Newmont Corp.	3,780,000
25

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
31,000	Philip Morris International, Inc.	$2,930,740
		6,710,740
	TOTAL COMMON STOCKS
	(Cost $85,119,800)	88,737,373

	EXCHANGE-TRADED FUNDS — 1.4%
	UNITED STATES — 1.4%
30,800	VanEck Vectors Junior Gold Miners ETF - ETF	1,332,716

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $802,088)	1,332,716

Principal Amount
	SHORT-TERM INVESTMENTS — 4.6%
$4,350,467	UMB Bank demand deposit, 0.010% [1]	4,350,467
	Total Short-Term Investments
	(Cost $4,350,467)	4,350,467
	TOTAL INVESTMENTS — 99.8%
	(Cost $90,272,355)	94,420,556
	Other Assets in Excess of Liabilities — 0.2%	204,948
	TOTAL NET ASSETS — 100.0%	$94,625,504

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

26

EuroPac International Dividend Income Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	21.0%
Basic Materials	19.6%
Energy	15.3%
Communications	14.7%
Financial	10.9%
Consumer, Cyclical	5.0%
Utilities	4.6%
Industrial	2.7%
Total Common Stocks	93.8%
Exchange-Traded Funds
Basic Materials	1.4%
Total Exchange-Traded Funds	1.4%
Short-Term Investments	4.6%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

27

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS — 95.2%
	BRAZIL — 4.3%
64,680	Arco Platform Ltd. - Class A *	$1,102,794
514,430	Banco Inter S.A. [1]	1,114,759
349,445	Locaweb Servicos de Internet S.A. [1]	1,133,074
262,000	Lojas Quero Quero S.A.	537,574
1,493,110	Meliuz S.A. [1]	875,686
		4,763,887
	CHINA — 18.5%
44,020	Agora, Inc. - Class A - ADR *	959,636
1,075,255	AK Medical Holdings Ltd. [1]	1,115,291
108,712	Amoy Diagnostics Co., Ltd. - Class A	1,373,529
29,305	Burning Rock Biotech Ltd. - Class A - ADR *	412,907
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
344,927	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,879,653
45,700	Dada Nexus Ltd. - ADR *	928,167
660,196	Haitian International Holdings Ltd.	1,924,136
217,665	Hefei Meyer Optoelectronic Technology, Inc. - Class A	1,376,501
391,355	Jiumaojiu International Holdings Ltd. [1]	979,693
924,289	Kangji Medical Holdings Ltd.	1,048,680
145,650	MicroTech Medical Hangzhou Co., Ltd. - Class H *,1	570,956
182,761	New Horizon Health Ltd. *,1	664,054
550,358	Sanquan Foods Co., Ltd. - Class A	1,670,124
246,723	Sichuan Teway Food Group Co., Ltd. - Class A	956,322
322,380	Venus MedTech Hangzhou, Inc. - Class H *,1	1,491,977
354,016	Venustech Group, Inc. - Class A	1,410,255
194,833	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,454,116
		20,215,997
	INDIA — 19.6%
68,743	Aavas Financiers Ltd. *	2,577,363
69,948	AIA Engineering Ltd.	1,794,772
1,041,127	City Union Bank Ltd.	2,344,289
172,983	CreditAccess Grameen Ltd. *	1,453,397
683,175	EPL Ltd.	1,965,898
39,300	GMM Pfaudler Ltd.	2,452,401
52,840	Havells India Ltd.	893,035
27,856	Jubilant Foodworks Ltd.	1,376,749
34,490	L&T Technology Services Ltd. [1]	2,182,124
28,550	Metropolis Healthcare Ltd. [1]	1,132,074
39,860	Mphasis Ltd.	1,728,813
213,821	Syngene International Ltd. *,1	1,546,268
		21,447,183
28

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 3.6%
17,936,565	Ace Hardware Indonesia Tbk P.T.	$1,787,497
8,207,580	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.	2,207,303
		3,994,800
	LUXEMBOURG — 0.7%
87,760	Global Fashion Group S.A. *	788,734

	MALAYSIA — 2.5%
2,921,954	Frontken Corp. Bhd	2,696,157

	MEXICO — 2.0%
412,830	Regional S.A.B. de C.V. - Class A	2,159,397

	PHILIPPINES — 1.1%
1,935,495	Wilcon Depot, Inc.	1,197,596

	POLAND — 2.5%
31,090	Dino Polska S.A. *,1	2,777,270

	RUSSIA — 2.5%
26,890	TCS Group Holding PLC - GDR	2,760,917

	SINGAPORE — 1.8%
693,560	Nanofilm Technologies International Ltd.	1,947,111

	SOUTH AFRICA — 1.7%
100,530	Clicks Group Ltd.	1,835,141

	SOUTH KOREA — 13.2%
11,790	Chunbo Co., Ltd.	2,866,738
5,700	Hansol Chemical Co., Ltd.	1,608,590
36,710	Kakao Games Corp. *	2,509,149
94,997	Koh Young Technology, Inc.	1,501,139
14,920	LEENO Industrial, Inc.	2,186,745
6,966	SK Materials Co., Ltd.	2,280,415
13,440	Tokai Carbon Korea Co., Ltd.	1,437,434
		14,390,210
	TAIWAN — 18.0%
84,871	Airtac International Group	2,539,509
27,487	ASPEED Technology, Inc.	2,757,336
263,600	Chroma ATE, Inc.	1,721,406
29

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
17,355	eMemory Technology, Inc.	$1,441,602
34,773	Parade Technologies Ltd.	2,240,061
127,610	Realtek Semiconductor Corp.	2,295,404
8,995	Silergy Corp.	1,486,020
88,510	Voltronic Power Technology Corp.	5,183,578
		19,664,916
	THAILAND — 1.9%
2,042,780	TOA Paint Thailand PCL	2,034,266

	UNITED KINGDOM — 1.3%
87,730	VTEX - Class A *	1,401,048

	TOTAL COMMON STOCKS
	(Cost $86,887,426)	104,074,630

Principal Amount
	SHORT-TERM INVESTMENTS — 5.2%
$5,711,685	UMB Bank demand deposit, 0.010% [3]	5,711,685

	Total Short-Term Investments
	(Cost $5,711,685)	5,711,685
	TOTAL INVESTMENTS — 100.4%
	(Cost $92,599,111)	109,786,315
	Liabilities in Excess of Other Assets — (0.4)%	(425,179)
	TOTAL NET ASSETS — 100.0%	$109,361,136

ADR – American Depository Receipt

GDR – Global Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $15,583,226, which represents 14.25% of Net Assets.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

30

EP Emerging Markets Small Companies Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	29.0%
Technology	20.2%
Consumer, Non-cyclical	15.2%
Financial	13.4%
Consumer, Cyclical	8.4%
Basic Materials	5.6%
Communications	3.4%
Total Common Stocks	95.2%
Short-Term Investments	5.2%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

31

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS — 99.5%
	GOLD EXPLORATION — 3.8%
2,603,228	Aurion Resources Ltd.*,1	$2,019,311
10,259,848	Besra Gold, Inc.*,1	1,080,471
632,800	Irving Resources, Inc.*,1	531,765
270,000	Irving Resources, Inc.*,1,2	226,891
533,000	Newcore Gold Ltd.*,1	232,563
915,000	Revival Gold, Inc.*,1	465,781
920,000	Revival Gold, Inc.*,1,2	468,326
4,326,124	Vista Gold Corp.*	3,244,160
8,200	Vista Gold Corp.*,1	5,963
		8,275,231
	GOLD MINING — 39.8%
178,540	Agnico Eagle Mines Ltd.	9,471,547
2,008,728	B2Gold Corp.	8,316,134
150,000	B2Gold Corp.[1]	619,344
565,392	Barrick Gold Corp.	10,386,251
1,443,099	Equinox Gold Corp.*,1	10,704,306
120,000	Equinox Gold Corp.*	891,600
637,687	Evolution Mining Ltd.[1]	1,741,239
1,114,000	Gold Fields Ltd. - ADR	10,337,920
2,365,944	i-80 Gold Corp.*,1	5,716,041
384,616	i-80 Gold Corp.[1,2]	929,219
150,005	Kinross Gold Corp.	901,530
67,700	Newmont Corp.	3,655,800
7,502,900	OceanaGold Corp.*,1	14,004,282
100,000	OceanaGold Corp.*	188,000
60,000	Polymetal International PLC	1,112,632
5,000	Polyus PJSC - GDR	495,500
634,769	Pretium Resources, Inc.*	7,668,009
40,000	Pretium Resources, Inc.*,1	483,840
		87,623,194
	PRECIOUS METALS EXPLORATION — 8.5%
3,333,263	Adriatic Metals PLC*,1	7,171,004
1,611,182	Almadex Minerals Ltd.*,1	390,558
1,108,100	Altus Strategies PLC*,1	1,065,481
12,781,818	GBM Resources Ltd.*,1,3	1,394,135
505,500	Harfang Exploration, Inc.*,1	108,240
78,000	Heliostar Metals Ltd.*,1	54,832
781,300	Kenorland Minerals Ltd.*,1	448,224
5,305,900	Magna Gold Corp.*,1,3	3,815,652
5,439,900	Midland Exploration, Inc.*,1,3	2,681,270
32

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
6,203,704	Mundoro Capital, Inc.*,1,2,3	$977,474
2,690,000	Riverside Resources, Inc.*,1,2,3	326,034
5,000,000	Thomson Resources Ltd.*,1	319,693
		18,752,597
	ROYALTY COMPANIES — 36.1%
2,123,589	Elemental Royalties*,1,2,3	2,350,773
2,980,000	Elemental Royalties Corp.*,1,3	3,298,804
400,000	Empress Royalty Corp.*,1	95,346
1,391,976	EMX Royalty Corp.*	3,911,453
89,096	Franco-Nevada Corp.	12,725,582
107,500	Lara Exploration Ltd.*,1	48,643
725,000	Maverix Metals, Inc.	3,494,500
1,608,850	Metalla Royalty & Streaming Ltd.*,1,3	12,219,772
258,437	Metalla Royalty & Streaming Ltd.*,3	1,964,121
210,000	Nomad Royalty Co., Ltd.[1]	1,617,081
4,416,651	Orogen Royalties, Inc.*,1	1,231,209
750,000	Orogen Royalties, Inc.[1,2]	209,074
591,889	Osisko Gold Royalties Ltd.	7,475,558
323,120	Osisko Gold Royalties Ltd.[1]	4,080,774
83,700	Royal Gold, Inc.	8,287,974
1,449,000	Sandstorm Gold Ltd.*	9,172,170
3,000,000	Star Royalties Ltd.*,1	1,454,428
535,500	Vox Royalty Corp.*,1	1,514,423
79,000	Wheaton Precious Metals Corp.	3,192,390
25,000	Wheaton Precious Metals Corp.[1]	1,009,211
		79,353,286
	SILVER: EXPLORATION AND MINING — 11.3%
2,829,537	Fortuna Silver Mines, Inc.*	13,751,550
431,500	Pan American Silver Corp.	11,050,715
		24,802,265
	TOTAL COMMON STOCKS
	(Cost $160,220,769)	218,806,573

	WARRANTS — 0.1%
	GOLD EXPLORATION — 0.0%
460,000	Revival Gold, Inc., Strike Price: 0.90 CAD, Expiration Date: March 26, 2022*,1,2	—

	GOLD MINING — 0.0%
96,154	i-80 Gold Corp., Strike Price: 3.64 CAD, Expiration Date: October 15, 2022*,1,2	—
33

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
WARRANTS (Continued)
PRECIOUS METALS DEVELOPMENTAL — 0.0%
107,750	Almaden Minerals Ltd., Strike Price: 1.35 CAD, Expiration Date: June 7, 2022*,1,2	$—

PRECIOUS METALS EXPLORATION — 0.1%
1,336,000	Altus Strategies PLC, Strike Price: 1.50 CAD, Expiration Date: April 18, 2023*,1,2	—
9,090,909	GBM Resources Ltd., Strike Price: 0.105 AUD, Expiration Date: April 7, 2023 *,1,2	273,534
1,250,000	Mundoro Capital, Inc., Strike Price: 0.30 CAD, Expiration Date: March 11, 2023*,1,2	—
1,851,852	Mundoro Capital, Inc.; Strike Price: 0.20 CAD; Expiration Date: January 9, 2022*,1,2	—
128,900	O3 Mining Corp., Strike Price: 4.46 CAD, Expiration Date: March 16, 2022*,1,2	—
2,500,000	Thomson Resources Ltd., Strike Price: 0.20 AUD, Expiration Date: March 29, 2024*,1,2	—
273,534
ROYALTY COMPANIES — 0.0%
700,000	Empress Royalty Corp., Strike Price: 0.75 CAD, Expiration Date: April 8, 2023*,1,2	—
58,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: April 13, 2024*,1,2	—
333,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: June 17, 2022*,1,2	—
—
SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Strike Price: 0.40 CAD, Expiration Date: March 18, 2023*,1,2	—

TOTAL WARRANTS
	(Cost $—)	273,534
TOTAL INVESTMENTS — 99.6%
	(Cost $160,220,769)	219,080,107
	Other Assets in Excess of Liabilities — 0.4%	864,483
	TOTAL NET ASSETS — 100.0%	$219,944,590

ADR – American Depository Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
34

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

[2]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are Level 3 securities fair valued under procedures established by the Board of Trustees, representing 2.62% of Net Assets. The total value of these securities is $5,761,325.
[3]	Affiliated company.

See accompanying Notes to Financial Statements.

35

EuroPac Gold Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	39.8%
Royalty Companies	36.1%
Silver: Exploration and Mining	11.3%
Precious Metals Exploration	8.5%
Gold Exploration	3.8%
Total Common Stocks	99.5%
Warrants	0.1%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

36

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2021

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$95,891,556	$52,388,808	$90,272,355
Investments in affiliated issuers, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	815,847	-
Investments in unaffiliated issuers, at value	$110,244,313	$47,942,680	$94,420,556
Investments in affiliated issuers, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	807,768	-
Cash held at broker	-	-	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	101,143	-	115,438
Dividends and interest	373,071	701,162	270,806
Prepaid expenses	14,210	16,296	16,770
Total assets	110,732,737	49,467,906	94,823,570

Liabilities:
Payables:
Due to custodian	-	-	-
Investment securities purchased	-	-	-
Fund shares redeemed	151,082	-	16,177
Advisory fees	99,443	8,609	68,786
Shareholder servicing fees (Note 7)	11,501	6,220	10,426
Distribution fees (Note 8)	20,894	9,073	19,146
Fund accounting and administration fees	30,497	18,370	29,032
Transfer agent fees and expenses	14,970	11,336	15,713
Custody fees	3,991	3,973	3,082
Auditing fees	15,695	15,396	15,725
Trustees' deferred compensation (Note 3)	6,675	6,536	6,654
Trustees' fees and expenses	1,285	1,549	1,784
Chief Compliance Officer fees	481	796	1,582
Deferred non-U.S. taxes	-	-	-
Accrued other expenses	6,405	7,734	9,959
Total liabilities	362,919	89,592	198,066
Net Assets	$110,369,818	$49,378,314	$94,625,504

See accompanying Notes to Financial Statements.

37

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2021

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$111,849,892	$55,187,089	$99,273,480
Total distributable earnings (accumulated deficit)	(1,480,074)	(5,808,775)	(4,647,976)
Net Assets	$110,369,818	$49,378,314	$94,625,504

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$103,353,793	$45,158,885	$90,341,731
Shares of beneficial interest issued and outstanding	11,102,583	5,143,685	9,940,458
Redemption price per share	$9.31	$8.78	$9.09
Maximum sales charge (4.50% of offering price)	0.44	0.41	0.43
Maximum public offering price to public	$9.75	$9.19	$9.52
Class I Shares:
Net assets applicable to shares outstanding	$7,016,025	$4,219,429	$4,283,773
Shares of beneficial interest issued and outstanding	751,629	473,802	470,741
Offering and redemption price per share	$9.33	$8.91	$9.10

See accompanying Notes to Financial Statements.

38

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2021

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$92,599,111	$151,086,227
Investments in affiliated issuers, at cost	-	9,134,542
Warrants, at cost	-	-
Foreign currency, at cost	462,221	342,007
Investments in unaffiliated issuers, at value	$109,786,315	$209,498,252
Investments in affiliated issuers, at value	-	9,308,321
Warrants, at value	-	273,534
Foreign currency, at value	462,572	347,479
Cash held at broker	-	896,188
Receivables:
Investment securities sold	495,108	94,934
Fund shares sold	48,439	63,544
Dividends and interest	6,412	16,812
Prepaid expenses	18,028	22,129
Total assets	110,816,874	220,521,193

Liabilities:
Payables:
Due to custodian	-	197,887
Investment securities purchased	397,922	-
Fund shares redeemed	15,685	38,649
Advisory fees	94,303	145,899
Shareholder servicing fees (Note 7)	2,868	18,436
Distribution fees (Note 8)	21,861	42,684
Fund accounting and administration fees	24,890	59,292
Transfer agent fees and expenses	17,207	23,095
Custody fees	6,879	9,937
Auditing fees	15,696	15,368
Trustees' deferred compensation (Note 3)	7,616	7,522
Trustees' fees and expenses	1,061	1,316
Chief Compliance Officer fees	1,299	861
Deferred non-U.S. taxes	841,976	-
Accrued other expenses	6,475	15,657
Total liabilities	1,455,738	576,603
Net Assets	$109,361,136	$219,944,590

See accompanying Notes to Financial Statements.

39

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2021

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$77,365,431	$201,027,502
Total distributable earnings (accumulated deficit)	31,995,705	18,917,088
Net Assets	$109,361,136	$219,944,590

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$104,913,138	$203,354,310
Shares of beneficial interest issued and outstanding	6,684,678	18,294,229
Redemption price per share	$15.69	$11.12
Maximum sales charge (4.50% of offering price)*	0.74	0.52
Maximum public offering price to public	$16.43	$11.64
Class I Shares:
Net assets applicable to shares outstanding	$4,447,998	$16,590,280
Shares of beneficial interest issued and outstanding	276,812	1,482,878
Offering and redemption price per share	$16.07	$11.19

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

40

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2021

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $269,351, $0 and $292,949, respectively)	$3,198,860	$-	$3,175,448
Interest income from unaffiliated issuers	867	2,039,890	479
Total investment income	3,199,727	2,039,890	3,175,927

Expenses:
Advisory fees	1,135,731	303,608	751,986
Shareholder servicing fees (Note 7)	93,500	43,815	79,481
Distribution fees (Note 8)	251,690	115,049	213,211
Fund accounting and administration fees	139,397	93,944	123,362
Transfer agent fees and expenses	58,674	44,644	57,055
Custody fees	20,832	33,955	15,249
Registration fees	36,444	33,057	34,359
Auditing fees	15,302	15,301	15,302
Trustees' fees and expenses	9,150	9,104	9,642
Shareholder reporting fees	8,915	8,940	8,630
Legal fees	8,732	9,273	11,593
Miscellaneous	5,981	5,148	5,716
Chief Compliance Officer fees	4,723	4,723	4,723
Insurance fees	2,237	2,193	2,226
Total expenses	1,791,308	722,754	1,332,535
Advisory fees (waived) recovered	37,903	(152,293)	(13,461)
Net expenses	1,829,211	570,461	1,319,074
Net investment income (loss)	1,370,516	1,469,429	1,856,853

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,674,882	(1,609,348)	(6,496)
Investments in affiliated issuers	-	-	-
Foreign currency transactions	(14,815)	(60,708)	(14,084)
Deferred non-US taxes	-	-	-
Net realized gain (loss)	1,660,067	(1,670,056)	(20,580)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	12,583,770	1,107,911	13,132,671
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Foreign currency translations	(18)	15,049	(1,738)
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	12,583,752	1,122,960	13,130,933
Net realized and unrealized gain (loss)	14,243,819	(547,096)	13,110,353

Net Increase (Decrease) in Net Assets from Operations	$15,614,335	$922,333	$14,967,206

See accompanying Notes to Financial Statements.

41

STATEMENTS OF OPERATIONS - Continued

For the Year Ended October 31, 2021

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $145,292 and $272,376, respectively)	$991,461	$7,126,539
Interest income from unaffiliated issuers	460	170
Total investment income	991,921	7,126,709

Expenses:
Advisory fees	1,119,622	1,938,295
Shareholder servicing fees (Note 7)	79,627	261,768
Distribution fees (Note 8)	252,055	555,740
Fund accounting and administration fees	144,443	294,167
Transfer agent fees and expenses	63,169	92,232
Custody fees	106,309	46,249
Registration fees	33,970	66,854
Auditing fees	15,302	15,302
Trustees' fees and expenses	11,635	11,037
Shareholder reporting fees	12,143	23,326
Legal fees	11,203	18,864
Miscellaneous	5,024	9,644
Chief Compliance Officer fees	14,833	4,723
Insurance fees	2,247	2,386
Total expenses	1,871,582	3,340,587
Advisory fees (waived) recovered	(64,496)	-
Net expenses	1,807,086	3,340,587
Net investment income (loss)	(815,165)	3,786,122

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	19,843,425	(1,883,781)
Investments in affiliated issuers	-	(92,984)
Foreign currency transactions	12,283	77,426
Deferred non-US taxes	(244,412)	-
Net realized gain (loss)	19,611,296	(1,899,339)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	4,853,978	(14,211,913)
Investments in affiliated issuers	-	(13,986,896)
Warrants	-	(234,300)
Foreign currency translations	(285)	(7,301)
Deferred non-U.S. taxes	(676,853)	-
Net change in unrealized appreciation/depreciation	4,176,840	(28,440,410)
Net realized and unrealized gain (loss)	23,788,136	(30,339,749)

Net Increase (Decrease) in Net Assets from Operations	$22,972,971	$(26,553,627)

See accompanying Notes to Financial Statements.

42

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,370,516	$745,285
Net realized gain on investments and foreign currency transactions	1,660,067	3,231,504
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	12,583,752	1,883,419
Net increase in net assets resulting from operations	15,614,335	5,860,208

Distributions to Shareholders:
Distributions:
Class A	(1,438,651)	(700,666)
Class I	(78,432)	(10,126)
Total	(1,517,083)	(710,792)

Capital Transactions:
Net proceeds from shares sold:
Class A	20,615,990	26,491,346
Class I	5,863,869	1,422,821
Reinvestment of distributions:
Class A	928,827	444,161
Class I	73,736	9,852
Cost of shares redeemed:
Class A1	(11,565,153)	(9,880,226)
Class I2	(952,716)	(392,972)
Net increase in net assets from capital transactions	14,964,553	18,094,982

Total increase in net assets	29,061,805	23,244,398

Net Assets:
Beginning of period	81,308,013	58,063,615
End of period	$110,369,818	$81,308,013
Capital Share Transactions:
Shares sold:
Class A	2,234,609	3,404,609
Class I	631,710	174,300
Shares reinvested:
Class A	100,396	59,090
Class I	7,931	1,295
Shares redeemed:
Class A	(1,234,863)	(1,320,344)
Class I	(103,260)	(53,419)
Net increase in capital share transactions	1,636,523	2,265,531

[1]	Net of redemption fees of $3,906 and $10,220, respectively.
[2]	Net of redemption fees of $260 and $1,030, respectively.

See accompanying Notes to Financial Statements.

43

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,469,429	$1,203,672
Net realized loss on investments and foreign currency transactions	(1,670,056)	(290,908)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,122,960	294,707
Net increase in net assets resulting from operations	922,333	1,207,471

Distributions to Shareholders:
Distributions:
Class A	(510,519)	-
Class I	(62,153)	-
Total	(572,672)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	7,664,332	11,561,250
Class I	4,001,279	3,605,714
Reinvestment of distributions:
Class A	331,609	-
Class I	62,153	-
Cost of shares redeemed:
Class A1	(7,311,369)	(7,071,640)
Class I2	(3,959,124)	(1,216,007)
Net increase in net assets from capital transactions	788,880	6,879,317

Total increase in net assets	1,138,541	8,086,788

Net Assets:
Beginning of period	48,239,773	40,152,985
End of period	$49,378,314	$48,239,773
Capital Share Transactions:
Shares sold:
Class A	854,471	1,358,651
Class I	439,790	419,579
Shares reinvested:
Class A	36,663	-
Class I	6,791	-
Shares redeemed:
Class A	(814,154)	(844,103)
Class I	(433,442)	(137,345)
Net increase in capital share transactions	90,119	796,782

[1]	Net of redemption fees of $2,280 and $7,612, respectively.
[2]	Net of redemption fees of $90 and $310, respectively.

See accompanying Notes to Financial Statements.

44

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,856,853	$1,083,677
Net realized gain (loss) on investments and foreign currency transactions	(20,580)	2,603,464
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	13,130,933	(4,298,712)
Net increase (decrease) in net assets resulting from operations	14,967,206	(611,571)

Distributions to Shareholders:
Distributions:
Class A	(1,778,959)	(1,049,520)
Class I	(74,559)	(27,235)
Total	(1,853,518)	(1,076,755)

Capital Transactions:
Net proceeds from shares sold:
Class A	20,467,890	21,698,519
Class I	2,953,829	1,427,238
Reinvestment of distributions:
Class A	1,158,623	647,963
Class I	68,011	26,055
Cost of shares redeemed:
Class A1	(8,886,255)	(9,304,827)
Class I2	(913,473)	(703,560)
Net increase in net assets from capital transactions	14,848,625	13,791,388

Total increase in net assets	27,962,313	12,103,062

Net Assets:
Beginning of period	66,663,191	54,560,129
End of period	$94,625,504	$66,663,191
Capital Share Transactions:
Shares sold:
Class A	2,288,838	2,812,272
Class I	327,240	183,300
Shares reinvested:
Class A	129,058	84,608
Class I	7,557	3,397
Shares redeemed:
Class A	(991,647)	(1,228,458)
Class I	(102,352)	(90,248)
Net increase in capital share transactions	1,658,694	1,764,871

[1]	Net of redemption fees of $5,679 and $5,699, respectively.
[2]	Net of redemption fees of $0 and $909, respectively.

See accompanying Notes to Financial Statements.

45

EP Emerging Markets Small Companies Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(815,165)	$(474,021)
Net realized gain on investments and foreign currency transactions	19,611,296	921,547
Net change in unrealized appreciation/depreciation on investments, deferred non-U.S. taxes and foreign currency translations	4,176,840	6,900,754
Net increase from payments by affiliates (Note 3)	-	796 [1]
Net increase in net assets resulting from operations	22,972,971	7,349,076

Distributions to Shareholders:
Distributions:
Class A	(479,075)	(77,457)
Class I	(7,712)	(1,290)
Total	(486,787)	(78,747)

Capital Transactions:
Net proceeds from shares sold:
Class A	22,184,085	18,948,270
Class I	3,874,072	584,757
Reinvestment of distributions:
Class A	296,636	50,575
Class I	7,479	1,002
Cost of shares redeemed:
Class A2	(12,745,977)	(10,141,943)
Class I3	(1,003,495)	(500,921)
Net increase in net assets from capital transactions	12,612,800	8,941,740

Total increase in net assets	35,098,984	16,212,069

Net Assets:
Beginning of period	74,262,152	58,050,083
End of period	$109,361,136	$74,262,152
Capital Share Transactions:
Shares sold:
Class A	1,482,373	1,747,692
Class I	242,534	50,497
Shares reinvested:
Class A	21,732	4,653
Class I	536	91
Shares redeemed:
Class A	(832,322)	(939,795)
Class I	(63,534)	(42,687)
Net increase in capital share transactions	851,319	820,451

[1]	The reimbursement had no impact to the Fund's total return (Note 3).
[2]	Net of redemption fees of $8,690 and $4,415, respectively.
[3]	Net of redemption fees of $272 and $105, respectively.

See accompanying Notes to Financial Statements.

46

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,786,122	$(1,595,332)
Net realized gain (loss) on investments and foreign currency transactions	(1,899,339)	476,349
Net change in unrealized appreciation/depreciation on investments, affiliated issuers and foreign currency translations	(28,440,410)	64,062,453
Net increase from payments by affiliates (Note 3)	-	547 [1]
Net increase (decrease) in net assets resulting from operations	(26,553,627)	62,944,017

Distributions to Shareholders:
Distributions:
Class A	(19,802,847)	-
Class I	(2,008,796)	-
Total	(21,811,643)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	48,906,730	114,148,837
Class I	9,069,975	15,624,315
Reinvestment of distributions:
Class A	14,469,100	-
Class I	2,005,975	-
Cost of shares redeemed:
Class A2	(48,836,422)	(38,820,601)
Class I3	(17,163,760)	(3,898,354)
Net increase in net assets from capital transactions	8,451,598	87,054,197

Total increase (decrease) in net assets	(39,913,672)	149,998,214

Net Assets:
Beginning of period	259,858,262	109,860,048
End of period	$219,944,590	$259,858,262
Capital Share Transactions:
Shares sold:
Class A	3,896,349	9,974,726
Class I	746,956	1,397,514
Shares reinvested:
Class A	1,092,832	-
Class I	150,825	-
Shares redeemed:
Class A	(3,986,387)	(3,422,754)
Class I	(1,345,399)	(291,820)
Net increase in capital share transactions	555,176	7,657,666

[1]	The reimbursement had no impact to the Fund's total return (Note 3).
[2]	Net of redemption fees of $20,845 and $78,467, respectively.
[3]	Net of redemption fees of $1,496 and $3,830, respectively.

See accompanying Notes to Financial Statements.

47

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.96	$7.30	$6.77	$7.65	$7.34
Income from Investment Operations:
Net investment income[1]	0.12	0.09	0.10	0.12	0.09
Net realized and unrealized gain (loss)	1.36	0.65	0.52	(0.88)	0.32
Total from investment operations	1.48	0.74	0.62	(0.76)	0.41

Less Distributions:
From net investment income	(0.13)	(0.08)	(0.09)	(0.12)	(0.09)
From return of capital	-	-	-	-	(0.01)
Total distributions	(0.13)	(0.08)	(0.09)	(0.12)	(0.10)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.31	$7.96	$7.30	$6.77	$7.65

Total return[3]	18.64%	10.26%	9.20%	(10.00)%	5.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103,354	$79,591	$57,383	$53,781	$64,802

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.71%	1.81%	1.87%	1.89%	1.92%[4]
After fees waived and expenses absorbed/recovered	1.75%	1.75%	1.75%	1.75%	1.75%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	1.33%	1.04%	1.27%	1.47%	1.02%[5]
After fees waived and expenses absorbed/recovered	1.29%	1.10%	1.39%	1.61%	1.19%[5]

Portfolio turnover rate	10%	13%	15%	23%	10%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.92%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.02%; the ratio of net investment income to average net assets after fees would have been 1.19%.

See accompanying Notes to Financial Statements.

48

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.98	$7.31	$6.78	$7.66	$7.34
Income from Investment Operations:
Net investment income[1]	0.14	0.11	0.12	0.14	0.11
Net realized and unrealized gain (loss)	1.37	0.65	0.52	(0.88)	0.33
Total from investment operations	1.51	0.76	0.64	(0.74)	0.44

Less Distributions:
From net investment income	(0.16)	(0.10)	(0.11)	(0.14)	(0.11)
From return of capital	-	-	-	-	(0.01)
Total distributions	(0.16)	(0.10)	(0.11)	(0.14)	(0.12)

Redemption fee proceeds[1]	- [2]	0.01	-	- [2]	-
Net asset value, end of period	$9.33	$7.98	$7.31	$6.78	$7.66

Total return[3]	18.89%	10.66%	9.46%	(9.75)%	6.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,016	$1,717	$680	$365	$699

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.46%	1.56%	1.62%	1.64%	1.67%[4]
After fees waived and expenses absorbed/recovered	1.50%	1.50%	1.50%	1.50%	1.50%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	1.58%	1.29%	1.52%	1.72%	1.27%[5]
After fees waived and expenses absorbed/recovered	1.54%	1.35%	1.64%	1.86%	1.44%[5]

Portfolio turnover rate	10%	13%	15%	23%	10%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.67%; the ratio of expenses to average net assets after fees waived would have been 1.50%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.27%; the ratio of net investment income to average net assets after fees would have been 1.44%.

See accompanying Notes to Financial Statements.

49

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.72	$8.48	$8.11	$8.43	$8.19
Income from Investment Operations:
Net investment income[1]	0.26	0.24	0.30	0.24	0.21
Net realized and unrealized gain (loss)	(0.10)	-	0.19	(0.56)	0.03
Total from investment operations	0.16	0.24	0.49	(0.32)	0.24

Less Distributions:
From net investment income	(0.10)	-	(0.12)	-	-
Total distributions	(0.10)	-	(0.12)	-	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-[2]
Net asset value, end of period	$8.78	$8.72	$8.48	$8.11	$8.43

Total return[3]	1.79%	2.83%	6.07%	(3.80)%	2.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,159	$44,167	$38,621	$37,254	$43,190

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.45%	1.46%	1.51%	1.51%	1.55%
After fees waived and expenses absorbed	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.58%	2.49%	3.22%	2.52%	2.18%
After fees waived and expenses absorbed	2.88%	2.80%	3.58%	2.88%	2.58%

Portfolio turnover rate	20%	16%	26%	20%	22%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

50

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.84	$8.58	$8.19	$8.49	$8.24
Income from Investment Operations:
Net investment income[1]	0.28	0.26	0.33	0.27	0.24
Net realized and unrealized gain (loss)	(0.09)	-	0.18	(0.57)	0.01
Total from investment operations	0.19	0.26	0.51	(0.30)	0.25

Less Distributions:
From net investment income	(0.12)	-	(0.12)	-	-
Total distributions	(0.12)	-	(0.12)	-	-

Redemption fee proceeds[1]	- [2]	- [2]	-	-	-
Net asset value, end of period	$8.91	$8.84	$8.58	$8.19	$8.49

Total return[3]	2.11%	3.03%	6.30%	(3.53)%	3.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,219	$4,072	$1,532	$372	$760

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.20%	1.21%	1.26%	1.26%	1.30%
After fees waived and expenses absorbed	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.83%	2.74%	3.47%	2.77%	2.43%
After fees waived and expenses absorbed	3.13%	3.05%	3.83%	3.13%	2.83%

Portfolio turnover rate	20%	16%	26%	20%	22%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

51

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.62	$7.81	$7.47	$8.30	$7.91
Income from Investment Operations:
Net investment income[1]	0.19	0.14	0.19	0.21	0.20
Net realized and unrealized gain (loss)	1.47	(0.19)	0.34	(0.83)	0.40
Total from investment operations	1.66	(0.05)	0.53	(0.62)	0.60

Less Distributions:
From net investment income	(0.19)	(0.14)	(0.19)	(0.21)	(0.21)
Total distributions	(0.19)	(0.14)	(0.19)	(0.21)	(0.21)

Redemption fee proceeds	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.09	$7.62	$7.81	$7.47	$8.30

Total return[3]	21.81%	(0.62)%	7.10%	(7.54)%	7.68%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$90,342	$64,846	$53,452	$53,161	$63,217

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.52%	1.65%	1.65%	1.66%	1.68%
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.07%	1.68%	2.26%	2.48%	2.36%
After fees waived and expenses absorbed	2.09%	1.83%	2.41%	2.64%	2.54%

Portfolio turnover rate	6%	18%	15%	15%	6%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

52

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.63	$7.81	$7.48	$8.30	$7.91
Income from Investment Operations:
Net investment income[1]	0.21	0.16	0.20	0.23	0.22
Net realized and unrealized gain (loss)	1.47	(0.19)	0.34	(0.82)	0.40
Total from investment operations	1.68	(0.03)	0.54	(0.59)	0.62

Less Distributions:
From net investment income	(0.21)	(0.16)	(0.21)	(0.23)	(0.23)
Total distributions	(0.21)	(0.16)	(0.21)	(0.23)	(0.23)

Redemption fee proceeds	-	0.01	-	-	-
Net asset value, end of period	$9.10	$7.63	$7.81	$7.48	$8.30

Total return[2]	22.07%	(0.23)%	7.22%	(7.17)%	7.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,284	$1,817	$1,108	$686	$2,306

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.27%	1.40%	1.40%	1.41%	1.43%
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.32%	1.93%	2.51%	2.73%	2.61%
After fees waived and expenses absorbed	2.34%	2.08%	2.66%	2.89%	2.79%

Portfolio turnover rate	6%	18%	15%	15%	6%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

53

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.15	$10.97	$10.72	$13.62	$11.80
Income from Investment Operations:
Net investment loss[1]	(0.12)	(0.09)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	3.74	1.29 [2]	1.38	(2.28)	2.01
Net increase from payments by affiliates (Note 3)	-	- [2,3]	-	- [3]	-
Total from investment operations	3.62	1.20	1.35	(2.31)	1.98

Less Distributions:
From net realized gain	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)
Total distributions	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)

Redemption fee proceeds	- [3]	- [3]	- [3]	- [3]	-[3]
Net asset value, end of period	$15.69	$12.15	$10.97	$10.72	$13.62

Total return[4]	29.87%	10.91%	13.90%	(17.93)%	17.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$104,913	$73,055	$57,051	$54,686	$70,768

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.81%	2.00%	2.07%	2.05%	2.18%
After fees waived and expenses absorbed	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.85)%	(1.03)%	(0.62)%	(0.56)%	(0.69)%
After fees waived and expenses absorbed	(0.79)%	(0.78)%	(0.30)%	(0.26)%	(0.26)%

Portfolio turnover rate	47%	49%	45%	43%	34%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

54

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.41	$11.18	$10.88	$13.78	$11.91
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.06)	(0.01)	- [2]	- [2]
Net realized and unrealized gain (loss)	3.83	1.31 [3]	1.41	(2.31)	2.03
Net increase from payments by affiliates (Note 3)	-	- [2,3]	-	- [2]	-
Total from investment operations	3.74	1.25	1.40	(2.31)	2.03

Less Distributions:
From net realized gain	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)
Total distributions	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)

Redemption fee proceeds	-	-	-	-	-
Net asset value, end of period	$16.07	$12.41	$11.18	$10.88	$13.78

Total return[4]	30.21%	11.15%	14.19%	(17.71)%	17.38%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,448	$1,207	$999	$590	$565

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.56%	1.75%	1.82%	1.80%	1.93%
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.60)%	(0.78)%	(0.37)%	(0.31)%	(0.44)%
After fees waived and expenses absorbed	(0.54)%	(0.53)%	(0.05)%	(0.01)%	(0.01)%

Portfolio turnover rate	47%	49%	45%	43%	34%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.

[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

55

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.51	$9.50	$7.40	$8.87	$10.87
Income from Investment Operations:
Net investment income (loss)[1]	0.19	(0.11)	(0.06)	(0.07)	(0.09)
Net realized and unrealized gain (loss)	(1.43)	4.11 [2]	2.16	(1.17)	(0.35)[3]
Total from investment operations	(1.24)	4.00	2.10	(1.24)	(0.44)

Less Distributions:
From net investment income	(1.15)	-	-	(0.23)	(1.35)
From return of capital	-	-	-	-	(0.21)
Total distributions	(1.15)	-	-	(0.23)	(1.56)

Redemption fee proceeds[1]	- [4]	0.01	- [4]	- [4]	- [4]
Net asset value, end of period	$11.12	$13.51	$9.50	$7.40	$8.87

Total return[5]	(10.56)%	42.21%	28.38%	(14.37)%	(2.97)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$203,354	$233,630	$102,004	$66,886	$75,006

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.40%[6]	1.39%[6]	1.52%[6]	1.57%[6]	1.57%[6]
After fees waived and expenses absorbed/recovered	1.40%[6]	1.46%[6]	1.50%[6]	1.50%[6]	1.50%[6]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.54%	(0.84)%	(0.74)%	(0.91)%	(1.03)%
After fees waived and expenses absorbed/recovered	1.54%	(0.91)%	(0.72)%	(0.84)%	(0.96)%

Portfolio turnover rate	10%	9%	18%	21%	39%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	The affiliate reimbursed the Fund $21,861 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2017, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.
[4]	Amount represents less than $0.01 per share.
[5]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2021. For the prior periods, the ratios would have been lowered by 0.01%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

56

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,		For the Period November 20, 2018* through October 31,
	2021	2020	2019
Net asset value, beginning of period	$13.59	$9.52	$7.23
Income from Investment Operations:
Net investment income (loss)[1]	0.22	(0.08)	(0.04)
Net realized and unrealized gain (loss)	(1.45)	4.15 [2]	2.33
Total from investment operations	(1.23)	4.07	2.29

Less Distributions:
From net investment income	(1.17)	-	-
Total distributions	(1.17)	-	-

Redemption fee proceeds[1]	- [3]	- [3]	-
Net asset value, end of period	$11.19	$13.59	$9.52

Total return[4]	(10.39)%	42.75%	31.67%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,590	$26,228	$7,856

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.15%[6]	1.14%[6]	1.27%[6,7]
After fees waived and expenses absorbed/recovered	1.15%[6]	1.21%[6]	1.25%[6,7]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.79%	(0.59)%	(0.53)%[7]
After fees waived and expenses absorbed/recovered	1.79%	(0.66)%	(0.51)%[7]

Portfolio turnover rate	10%	9%	18%[5]

*	Commencement of operations.
[1]	Calculated based on averages shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended ended October 31, 2021. For the prior periods, the ratios would have been lowered by 0.01% and 0.00%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

57

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2021

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

58

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  The Funds may be subject to foreign taxation related to capital gains on sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

59

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2021 and during the open years ended October 31, 2018 – 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund will make distributions of net investment income, per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

60

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Small Companies Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

61

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(i) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class.

62

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses Class A Shares††	Total Limit on Annual Operating Expenses Class I Shares††
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†	The investment advisory fees are calculated daily based on each Fund’s average daily net assets.
††	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Emerging Markets Small Companies Fund is sub-advised by Champlain Investment Partners, LLC (the “Sub-advisor”). Pursuant to a sub-advisory agreement, the Advisor pays a portion of the annual advisory fee of 1.08% of average net assets of the Fund to the Sub-advisor.

For the year ended October 31, 2021, the Advisor waived fees as follows:

Advisory fees
International Bond Fund	$152,293
International Dividend Income Fund	13,461
Emerging Markets Small Companies Fund	64,496

For the year ended October 31, 2021, the Advisor recovered $37,903 of previously waived advisory fees and/or other expenses absorbed from the International Value Fund.

The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2021, the amount of these potentially recoverable expenses was $106,624, $426,686, $189,093 and $403,213 for the International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund, respectively. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund
2022	$68,048	$140,069	$83,342	$182,205
2023	38,576	134,324	92,290	156,512
2024	-	152,293	13,461	64,496
Total	$106,624	$426,686	$189,093	$403,213

63

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2021 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended October 31, 2021, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2021 are reported on the Statements of Operations.

Affiliates reimbursed the Emerging Markets Small Companies Fund and Gold Fund $796 and $547, respectively, for losses on trading errors by the Advisor during the year ended October 31, 2020. This amount is reported on the Funds’ Statements of Changes in Net Assets. This reimbursement had no impact to the Funds’ net asset value per share or total return.

64

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

Note 4 – Federal Income Taxes

At October 31, 2021, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Cost of investments	$95,891,556	$52,388,808	$90,282,963	$92,668,986	$184,913,731

Gross unrealized appreciation	$23,270,626	$984,207	$15,880,040	$30,229,725	$47,971,363
Gross unrealized depreciation	(8,917,869)	(5,430,335)	(11,742,447)	(13,112,396)	(13,804,987)
Net unrealized appreciation (depreciation) on investments	$14,352,757	$(4,446,128)	$4,137,593	$17,117,329	$34,166,376

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2021, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Funds	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
International Value Fund	$(100,238)	$100,238
International Bond Fund	(540,885)	540,885
International Dividend Income Fund	(4,458)	4,485
Emerging Markets Small Companies Fund	1,182	(1,182)
Gold Fund	1,019	(1,019)
65

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

As of October 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Undistributed ordinary income	$-	$-	$-	$972,408	$5,064,947
Undistributed long-term gains	-	-	-	16,918,404	-
Tax accumulated earnings	-	-	-	17,890,812	5,064,947

Accumulated capital and other losses	$(15,828,507)	$(1,344,694)	$(8,779,422)	$(2,222,487)	$(20,312,115)
Unrealized appreciation (depreciation) on investments	14,352,757	(4,446,128)	4,137,593	17,117,329	34,166,376
Unrealized appreciation (depreciation) on foreign currency translations	2,351	(11,417)	507	311	5,402
Unrealized deferred non-U.S. taxes	-	-	-	(782,644)	-
Unrealized deferred compensation	(6,675)	(6,536)	(6,654)	(7,616)	(7,522)
Total accumulated earnings (deficit)	$(1,480,074)	$(5,808,775)	$(4,647,976)	$31,995,705	$18,917,088

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2021 and 2020 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2021	2020	2021	2020	2021	2020
Distributions paid from:
Ordinary Income	$1,517,083	$710,792	$572,672	$-	$1,853,518	$1,076,755
Net long-term capital gains	-	-	-	-	-	-
Total taxable distributions	1,517,083	710,792	572,672	-	1,853,518	1,076,755
Return of Capital	-	-	-	-	-	-
Total distributions paid	$1,517,083	$710,792	$572,672	$-	$1,853,518	$1,076,755
66

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

	Emerging Markets Small Companies Fund		Gold Fund
	2021	2020	2021	2019
Distributions paid from:
Ordinary Income	$-	$-	$21,811,643	$-
Net long-term capital gains	486,787	78,747	-	-
Total taxable distributions	486,787	78,747	21,811,643	-
Return of Capital	-	-	-	-
Total distributions paid	$486,787	$78,747	$21,811,643	$-

At October 31, 2021, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$1,723,256	$14,105,251	$15,828,507
International Bond Fund	94,165	751,014	845,179
International Dividend Income Fund	2,522,464	6,256,958	8,779,422
Emerging Markets Small Companies Fund*	1,048,533	952,630	2,001,163
Gold Fund	2,433,314	17,878,801	20,312,115

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2021, the International Value Fund, International Bond Fund, and Emerging Markets Small Companies Fund utilized $1,674,882, $101,430 and $410,374 of their capital loss carryovers, respectively.

As of October 31, 2021, International Bond Fund and Emerging Markets Small Companies Fund had qualified Late-Year Losses of $499,515 and $221,324, respectively, which are deferred until fiscal year 2022 for tax purposes.  Net late-year losses that are deferred, are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended October 31, 2021 and the year ended October 31, 2020, redemption fees were as follows:

	Year Ended October 31, 2021	Year Ended October 31, 2020
International Value Fund	$4,166	$11,250
International Bond Fund	2,370	7,922
International Dividend Income Fund	5,679	6,608
Emerging Markets Small Companies Fund	8,962	4,520
Gold Fund	22,341	82,297
67

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

Note 6 – Investment Transactions

For the year ended October 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$24,455,788	$9,148,253
International Bond Fund	10,574,536	9,160,545
International Dividend Income Fund	22,665,951	4,724,926
Emerging Markets Small Companies Fund	55,004,675	46,273,080
Gold Fund	24,188,544	33,160,903

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2021, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the year ended October 31, 2021, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
68

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NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2021, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$26,400,301	$-	$-	$26,400,301
Communications	7,575,165	-	-	7,575,165
Consumer, Cyclical	9,405,622	-	-	9,405,622
Consumer, Non-cyclical	37,541,069	-	-	37,541,069
Energy	11,547,528	-	-	11,547,528
Financial	6,751,085	-	-	6,751,085
Industrial	2,586,952	-	-	2,586,952
Short-Term Investments	8,436,591	-	-	8,436,591
Total Investments	$110,244,313	$-	$-	$110,244,313
69

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NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$1,987	$-	$-	$1,987
Fixed Income Securities
Basic Materials	-	4,038,210	-	4,038,210
Communications	-	4,120,539	-	4,120,539
Consumer, Cyclical	-	1,906,531	-	1,906,531
Diversified	-	751,496	-	751,496
Energy	-	4,119,449	0	4,119,449
Financial	-	3,777,357	-	3,777,357
Government	-	26,251,322	-	26,251,322
Industrial	-	413,636	-	413,636
Short-Term Investments	2,562,153	-	-	2,562,153
Total Investments	$2,564,140	$45,378,540	$0	$47,942,680

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks	$88,737,373	$-	$-	$88,737,373
Exchange Traded Funds	1,332,716	-	-	1,332,716
Short-Term Investments	4,350,467	-	-	4,350,467
Total Investments	$94,420,556	$-	$-	$94,420,556

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$6,095,257	$0	$6,095,257
Communications	3,725,661	-	-	3,725,661
Consumer, Cyclical	2,372,715	6,795,651	-	9,168,366
Consumer, Non-cyclical	3,761,133	12,877,972	-	16,639,105
Financial	3,274,156	11,343,269	-	14,617,425
Industrial	-	31,678,546	-	31,678,546
Technology	3,463,478	18,686,792	-	22,150,270
Short-Term Investments	5,711,685	-	-	5,711,685
Total Investments	$22,308,828	$87,477,487	$0	$109,786,315
70

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NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Gold Exploration	$7,580,014	$-	$695,217	$8,275,231
Gold Mining	86,693,975	-	929,219	87,623,194
Precious Metals Exploration	17,449,089	-	1,303,508	18,752,597
Royalty Companies	76,793,439	-	2,559,847	79,353,286
Silver: Exploration and Mining	24,802,265	-	-	24,802,265
Warrants
Gold Exploration	-	-	-	-
Gold Mining	-	-	-	-
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	273,534	273,534
Royalty Companies	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Total Investments	$213,318,782	$-	$5,761,325	$219,080,107

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund – Common Stocks
Beginning balance October 31, 2020	$-	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	-	-
Net purchases	-	-
Net sales	-	-
Balance as of October 31, 2021	$-	$-

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2020	$15,540,130	$507,834
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	(12,699,014)	-
Total realized gain/(loss)	(56,590)	-
Total unrealized appreciation/(depreciation)	(4,308,128)	(234,300)
Net purchases	7,041,677	-
Net sales	(30,284)	-
Balance as of October 31, 2021	$5,487,791	$273,534
71

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2021:

	Fair Value October 31, 2021	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
International Bond Fund - Fixed Income Securities	$-	Asset Approach	Estimated Recovery Proceeds	$0.00	n/a	Increase
Emerging Markets Small Companies Fund - Common Stock	$-	Asset Approach	Estimated Recovery Proceeds	$0.00	n/a	Increase
Gold Fund - Warrants	$273,534	Market Approach	Intrinsic Value	$0.00 - $0.03	$0.03	Increase
Gold Fund - Common Stocks	$5,487,791	Market Approach	Market Value Comparable Security	$0.12 - $2.42	$1.01	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund’s financial position, performance and cash flows. The Gold Fund invested in warrants during the year ended October 31, 2021. The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2021 by risk category are as follows:

72

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity contracts	Warrants, at value	$273,534
Total		$273,534

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2021 are as follows:

Gold Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants
Equity contracts	$-
Total	$-

Gold Fund
Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants
Equity contracts	$(234,300)
Total	$(234,300)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2021 are as follows:

Derivatives not designated as hedging instruments	Gold Fund
Equity contracts	Warrants	Average market value	$ 261,129

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2021 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

73

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Gold Fund
GBM Resources Ltd.(1)	$1,692,157	$-	$(258,395)	$167,391	$(422,987)	$(1,178,166)	$-	$-
Magna Gold Corp.(1)	4,288,899	-	(114,264)	81,020	(1,302,074)	(2,953,581)	-	-
Medgold Resources Corp.(1)	327,220	2,093	(279,918)	(735,275)	-	685,880	-	-
Metalla Royalty and Streaming Ltd. (1)	14,262,236	-	(617,751)	396,542	(3,670,361)	(10,370,666)	-	-
Midland Exploration Inc.	3,644,720	26,132	-	-	-	(989,582)	2,681,270	-
Mundoro Capital, Inc.	444,789	314,550	-	-	-	218,135	977,474	-
Riverside Resources, Inc. (1)	493,883	-	(12,814)	713	(295,909)	(185,873)	-	-
Total	$25,153,904
Elemental Royalties Corp. (2)	2,311,194	3,508,340	(20,014)	(3,375)	(933,525)	786,957	5,649,577	-
Total				$(92,984)		$(13,986,896)	$9,308,321	$-

*	Net of foreign withholding taxes.

(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
GBM Resources Ltd.(1)	15,531,818	-	(2,750,000)	-	12,781,818
Magna Gold Corp.(1)	5,442,000	-	(136,100)	-	5,305,900
Medgold Resources Corp.(1)	9,178,000	486,000	(9,664,000)	-	-
Metalla Royalty and Streaming Ltd.(1)	1,926,081	-	(58,794)		1,867,287
Midland Exploration, Inc.	5,395,400	44,500	-	-	5,439,900
Mundoro Capital, Inc.	3,703,704	2,500,000	-	-	6,203,704
Riverside Resources, Inc.(1)	2,800,000	-	(110,000)	-	2,690,000

Elemental Royalties Corp. (2)	2,123,589	3,000,000	(20,000)	-	5,103,589
74

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

Note 13 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 14 – New Accounting Pronouncement

(a) Rule 18f-4

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

(b) Rule 2a-5

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

(c) Rule 12d1-4

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

75

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2021

(d) London Interbank Offered Rate (“LIBOR”)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The International Value Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund declared the payment of a distribution to be paid, on December 10, 2021, to shareholders of record on December 9, 2021 as follows:

		Long Term Capital Gain		Short Term Capital Gain		Income
International Value Fund	Class A Shares	$	None	$	None	$0.04481
International Value Fund	Class I Shares		None		None	0.05060
International Bond Fund	Class A Shares		None		None	None
International Bond Fund	Class I Shares		None		None	None
International Dividend Income Fund	Class A Shares		None		None	0.04296
International Dividend Income Fund	Class I Shares		None		None	0.04846
Emerging Markets Small Companies Fund	Class A Shares		2.63500		0.15145	None
Emerging Markets Small Companies Fund	Class I Shares		2.63500		0.15145	None
Gold Fund	Class A Shares		None		None	0.26366
Gold Fund	Class I Shares		None		None	0.29290

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

76

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Euro Pacific Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, EP Emerging Markets Small Companies Fund and EuroPac Gold Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP

December 30, 2021

77

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, designates income dividends of 100%, 0%, 100%, 0% and 100% as qualified dividend income paid during the fiscal year ended October 31, 2021.

Corporate Dividends Received Deduction

For the fiscal year ended October 31, 2021, 25.43%, 0%, 16.53%, 0% and 5.04% of the dividends paid from net income qualifies for the dividends received deduction available to corporate shareholders of the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, respectively.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the International Value Fund and the International Dividend Income Fund designates $1,430,044 and $1,880,595 of income derived from foreign sources and $245,546 and $219,507 of foreign taxes paid for the fiscal year ended October 31, 2021.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the fiscal year ended October 31, 2021, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
International Value Fund	$0.1206	$0.0207
International Dividend Income Fund	$0.1806	$0.0211

Long-term Capital Gain

The EuroPac Emerging Markets Small Companies Fund designates $486,787 as a 20% rate gain distribution for purposes of the dividends paid deduction.

78

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 558-5851. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	5	361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	5	361 Social Infrastructure Fund, a closed-end investment company; Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	5	361 Social Infrastructure Fund, a closed-end investment company.
79

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
“Independent” Trustee:
John P. Zader ᵃ (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	5	Investment Managers Series Trust II, a registered investment company (includes 24 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	5	Investment Managers Series Trust II, a registered investment company (includes 24 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Maureen Quill ᵃ* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	5	361 Social Infrastructure Fund, a closed-end investment company.
80

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 54 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the Fund(s) managed by the same investment advisor. The Funds do not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.
81

Euro Pacific Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/21	10/31/21	5/1/21 – 10/31/21
Class A	$1,000.00	$ 994.80	$ 8.81
Class I	1,000.00	995.00	7.55
Hypothetical (5% annual return before expenses)	5/1/21	10/31/21	5/1/21 – 10/31/21
Class A	1,000.00	1,016.38	8.90
Class I	1,000.00	1,017.64	7.63

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.
82

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2021 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/21	10/31/21	5/1/21 – 10/31/21
Class A	$1,000.00	$ 981.00	$ 5.74
Class I	1,000.00	982.40	4.50
Hypothetical (5% annual return before expenses)	5/1/21	10/31/21	5/1/21 – 10/31/21
Class A	1,000.00	1,019.41	5.85
Class I	1,000.00	1,020.67	4.58

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/21	10/31/21	5/1/21 – 10/31/21
Class A	$1,000.00	$1,003.00	$7.58
Class I	1,000.00	1,004.20	6.32
Hypothetical (5% annual return before expenses)	5/1/21	10/31/21	5/1/21 – 10/31/21
Class A	1,000.00	1,017.64	7.63
Class I	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/21	10/31/21	5/1/21 – 10/31/21
Class A	$1,000.00	$1,009.70	$8.87
Class I	1,000.00	1,012.00	7.61
Hypothetical (5% annual return before expenses)	5/1/21	10/31/21	5/1/21 – 10/31/21
Class A	1,000.00	1,016.38	8.90
Class I	1,000.00	1,017.64	7.63

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
83

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2021 (Unaudited)

EuroPac Gold Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/21	10/31/21	5/1/21 – 10/31/21
Class A	$1,000.00	$922.10	$7.06
Class I	1,000.00	922.50	5.93
Hypothetical (5% annual return before expenses)	5/1/21	10/31/21	5/1/21 – 10/31/21
Class A	1,000.00	1,017.86	7.41
Class I	1,000.00	1,019.03	6.23

*	Expenses are equal to the Fund’s annualized expense ratios of 1.46% and 1.22% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.
84

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Sub-Advisor

Champlain Investment Partners, LLC

180 Battery Street, Suite 400

Burlington, Vermont 05401

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac Gold Fund – Class I	EPGIX	461 41Q 196

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-558-5851.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$63,500	$62,500
Audit-Related Fees	N/A	N/A
Tax Fees	$14,000	$14,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/10/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/10/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/10/2022